Capital Stock and Changes in Capital Accounts, Series C Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands							6 Months Ended
	Jun. 28, 2023	Apr. 17, 2023	Apr. 15, 2023	Mar. 07, 2023	Jan. 17, 2023	Apr. 15, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 07, 2023	Dec. 31, 2022
Preferred Stock [Abstract]
Threshold beneficial ownership percentage							49.00%
Preferred stock, shares issued (in shares)							525,930			519,172
Preferred stock, shares outstanding (in shares)							525,930			519,172
Preferred stock, par value (in dollars per share)							$ 0.01		$ 0.01	$ 0.01
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference (in dollars per share)							$ 1,000
Preferred stock, dividend rate							8.00%
Preferred stock, conversion price (in dollars per share)							$ 1,300
Consecutive trading day period							10 days
Preferred stock, shares issued (in shares)							10,991
Preferred stock, shares outstanding (in shares)	10,991	10,000			10,000		10,991
Preferred stock, par value (in dollars per share)							$ 0.01
Preferred stock dividend paid (in dollars per share)		$ 20			$ 20
Dividend paid		$ 268			$ 240		$ 508	$ 300
Dividend declared per share (in dollars per share)	$ 20
Dividend declared	$ 307						$ 575	$ 471
Series C Preferred Stock [Member] | Restricted Stock [Member]
Preferred Stock [Abstract]
Awards granted (in shares)				3,332
Series C Preferred Stock [Member] | 2021 Equity Incentive Plan [Member] | Restricted Stock [Member]
Preferred Stock [Abstract]
Awards vested (in shares)			991
Awards outstanding (in shares)			5,314				4,323
Awards granted (in shares)				3,332		1,982
Series C Preferred Stock [Member] | Dividend Declared on December 27, 2022 [Member]
Preferred Stock [Abstract]
Dividend payable, date declared							Dec. 27, 2022
Dividend payable, date to be paid							Jan. 17, 2023
Series C Preferred Stock [Member] | Dividend Declared on March 27, 2023 [Member]
Preferred Stock [Abstract]
Dividend payable, date declared							Mar. 27, 2023
Dividend payable, date to be paid							Apr. 17, 2023
Series C Preferred Stock [Member] | Dividend Declared on June 28, 3023 [Member]
Preferred Stock [Abstract]
Dividend payable, date declared							Jun. 28, 2023
Dividend payable, date of record							Jul. 14, 2023
Dividend payable, date to be paid							Jul. 17, 2023